Nature of Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of General And Administrative Expenses Abstract
Personnel costs	$ 8,995	$ 9,009	$ 9,209
Depreciation and amortization	965	880	1,526
Professional fees	7,762	1,678	1,522
Public company expenses	4,025	1,108	584
Offices & facilities expenses	1,142	845	530
Royalties to third parties	47	152	107
Other expenses	603	477	512
Total general and administrative expenses	$ 23,539	$ 14,149	$ 13,990